EQUIPMENT ON OPERATING LEASES	12 Months Ended
Dec. 31, 2011
EQUIPMENT ON OPERATING LEASES
EQUIPMENT ON OPERATING LEASES

NOTE 4: EQUIPMENT ON OPERATING LEASES

        A summary of equipment on operating leases as of December 31, 2011 and 2010 is as follows:

	2011	2010
Equipment on operating leases	$830,607	$812,051
Less:
Residual reserve	(599)	(3,782)
Accumulated depreciation	(182,391)	(194,376)

Equipment on operating leases, net	$647,617	$613,893

        Depreciation expense totaled $110,314, $117,848 and $116,169 for the years ended December 31, 2011, 2010, and 2009, respectively.

        Lease payments owed to the Company for equipment under non-cancelable operating leases as of December 31, 2011 are as follows:

2012	$93,024
2013	57,107
2014	24,120
2015	8,810
2016 and thereafter	1,729

Total	$184,790